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                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K

                           SUPPLEMENT DATED JULY 1, 2002
                        TO THE PROSPECTUS DATED MAY 1, 2002
                WHICH DESCRIBES LINCOLN MULTI-FUND(R) VARIABLE LIFE


Please review this Supplement carefully. It references and amends a specific section of the Prospectus. Keep this Supplement with the Prospectus.

The sub-advisor list located on page 7 under THE INVESTMENT ADVISORS section is being replaced by the following:

       SUB-ADVISOR                                     FUND(s)

       Delaware International Advisers, Ltd.           International

       Fidelity Management & Research Company          Equity-Income

       Janus Capital Management LLC                    Capital Appreciation

       Putnam Investment Management, L.L.C.            Aggressive Growth

                                                       Global Asset Allocation


       The Bond, Growth and Income, Managed and Money Market Funds do not have sub-advisors.

For more detailed information, please refer to the Growth and Income funds prospectus also located in the Multi-Fund(R) Variable Life Prospectus.